Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Net loss for the year	$ (50,185)	$ (51,396)
Weighted average number of common shares	111,313,183	110,751,538
Basic net loss per common share	$ (0.45)	$ (0.46)
Diluted net loss per common share	$ (0.45)	$ (0.46)